Total Capital and Net Income Per Common Unit	12 Months Ended
Dec. 31, 2018
Equity [Abstract]
Total Capital and Net Income Per Common Unit
Total Capital and Net Income Per Common Unit

At December 31, 2018, a total of 26.7% of the Partnership’s common units outstanding were held by the public. Brookfield held a total of 59.5% of the common units of the Partnership and 51% of the general partner interest. The remaining 13.8% of the common units, as well as 49% of the general partner interest, were held by subsidiaries of Teekay Corporation. At December 31, 2018, all of the Partnership’s outstanding Series A Cumulative Redeemable Preferred Units (or the Series A Preferred Units), Series B Cumulative Redeemable Preferred Units (or the Series B Preferred Units) and Series E Fixed-to-Floating Rate Cumulative Redeemable Perpetual Preferred Units (or the Series E Preferred Units) were held by entities other than Teekay Corporation, Brookfield and their affiliates.

Limited Partners’ Rights

Significant rights of the limited partners include the following:

•
Right of common unitholders to receive distributions of Available Cash (after deducting expenses, including estimated maintenance capital expenditures and reserves, including reserves for future capital expenditures and for anticipated future credit needs of the Partnership) within approximately 45 days after the end of each quarter.

•	No limited partner shall have any management power over the Partnership’s business and affairs; the general partner shall conduct, direct and manage our activities.

•
The general partner may be removed if such removal is approved by common unitholders holding at least 66.66% of the outstanding units voting as a single class, including units held by the general partner and its affiliates.

Incentive Distribution Rights

The general partner is entitled to incentive distributions if the amount the Partnership distributes to common unitholders with respect to any quarter exceeds specified target levels shown below:

Quarterly Distribution Target Amount (per unit)	Unitholders	General Partner
Minimum quarterly distribution of $0.35	99.24%	0.76%
Up to $0.4025	99.24%	0.76%
Above $0.4025 up to $0.4375	86.24%	13.76%
Above $0.4375 up to $0.525	76.24%	23.76%
Above $0.525	51.24%	48.76%

During 2018, 2017 and 2016 cash distributions were below $0.35 per common unit. Consequently, the increasing percentages were not used to calculate the general partner’s interest in net (loss) income for the purposes of the net (loss) income per common unit calculation for the year ended December 31, 2018, 2017 and 2016.

In the event of a liquidation, all property and cash in excess of that required to discharge all liabilities and liquidation amounts on the Series A, Series B and Series E Preferred Units will be distributed to the common unitholders and the general partner in proportion to their capital account balances, as adjusted to reflect any gain or loss upon the sale or other disposition of the Partnership’s assets in liquidation in accordance with the partnership agreement.

Series E Preferred Units

In January 2018, the Partnership issued 4.8 million 8.875% Series E Preferred Units in a public offering for net proceeds of $116.0 million. Pursuant to the partnership agreement, distributions on the Series E Preferred Units to preferred unitholders are cumulative from the date of original issue, payable quarterly in arrears, when, as and if declared by the board of directors of the general partner. Distributions are payable on the Series E Preferred Units (i) from and including the original issue date to, but excluding, February 15, 2025 at a fixed rate equal to 8.875% per annum of the stated liquidation preference of $25.00 per unit and (ii) from and including February 15, 2025, at a floating rate equal to three-month LIBOR plus 6.407%. These units are listed on the New York Stock Exchange.

Series C-1 and Series D Preferred Units

In September 2017, the Partnership entered into a strategic partnership (the Brookfield Transaction) with Brookfield. As part of this transaction, the Partnership repurchased and subsequently canceled all of its outstanding Series C-1 Cumulative Convertible Perpetual Preferred Units (or the Series C-1 Preferred Units) and Series D Cumulative Convertible Perpetual Preferred (or the Series D Preferred Units) from existing unitholders. The Series C-1 and Series D Preferred Units, similar to the Partnership’s previously outstanding Series C Preferred Units, were convertible into common units in accordance with their terms. The Series C-1 Preferred Units were repurchased for $18.20 per unit and Series D Preferred Units for $23.75 per unit, for a total cash payment of $260.2 million, which included $10.2 million of accrued and unpaid quarterly distributions, and resulted in a net accounting gain on repurchase of approximately $20.0 million, which was reflected as an equity contribution. Consideration for the repurchase of the Series D Preferred Units also included a reduction in the exercise price, from $6.05 to $4.55 per unit, of 2,250,000 of one of two tranches of warrants issued in conjunction with the Series D Preferred Units in June 2016. As at December 31, 2018 and 2017, 6,750,000 warrants originally issued in connection with the Series D Preferred Units with an exercise price of $4.55 remained outstanding.
The Series C-1 and Series D Preferred Units were originally issued in 2016. For a description of these units and attached terms and conditions, see Item 18: Financial Statements: Note 16 in the Partnership's audited consolidated financial statements filed with its Annual Report on Form 20-F for the year ended December 31, 2016.

Series D Detachable Warrants and Brookfield Transaction Warrants

Series D Detachable Warrants

In June 2016, the Partnership issued a total of 4.0 million of its 10.5% Series D Preferred Units to a group of investors and subsidiaries of Teekay Corporation. These investors and Teekay Corporation also received an aggregate of 4,500,000 warrants with an exercise price of $4.55 per unit (the $4.55 Warrants) and an aggregate of 2,250,000 warrants with an exercise price of $6.05 per unit (the $6.05 Warrants) (collectively, the Warrants).

In September 2017, the exercise price of the $6.05 warrants was reduced to $4.55 per unit, as described above. The Warrants have a seven-year term and are exercisable any time after six months following their issuance date. The Warrants may be settled either in cash or common units at the Partnership’s option. In the event of a change in control in which the Partnership is not the surviving entity, the Partnership will use commercially reasonable efforts to deliver or cause to be delivered one or more warrants in the surviving entity that has substantially similar rights, preferences and privileges as the Warrants. The Partnership filed a registration statement with respect to the common units issuable upon exercise of the Warrants, which was declared effective by the SEC on August 31, 2016.

The Warrants are recorded as permanent equity in the Partnership's consolidated balance sheets with 6,750,000 Warrants outstanding at December 31, 2018 (December 31, 2017 - 6,750,000).

Brookfield Transaction Warrants and Common Units Issued

In September 2017, as part of the Brookfield Transaction, Brookfield and Teekay Corporation invested $610.0 million and $30.0 million, respectively, in the Partnership in exchange for 244.0 million and 12.0 million common units, respectively, at a price of $2.50 per common unit, and the Partnership issued to Brookfield and Teekay Corporation 62.4 million and 3.1 million warrants, respectively (the Brookfield Transaction Warrants), with each warrant exercisable for one common unit. As part of the amended and restated Brookfield Promissory Note transaction (see note 11f), Brookfield concurrently transferred 11.4 million Brookfield Transaction Warrants and $140.0 million to Teekay Corporation to acquire a $200 million subordinated promissory note owed by the Partnership. The $637.0 million net investment in the Partnership by Brookfield and Teekay Corporation was allocated on a relative fair value basis between the 256 million common units issued to Brookfield and Teekay Corporation ($512.6 million), the Brookfield Transaction Warrants ($121.3 million), the effective extinguishment of the $200 million 2016 Teekay Corporation Promissory Note (($160.5) million) and the concurrent issuance to Brookfield of the $200 million Brookfield Promissory Note ($163.6 million) (see note 11f). The $39.5 million gain on the effective extinguishment of the subordinated promissory note was accounted for as a contribution of capital from Teekay Corporation.
The Brookfield Transaction Warrants allow the holders to acquire one common unit for each Brookfield Transaction Warrant for an exercise price of $0.01 per common unit, which are exercisable until September 25, 2024 if the Partnership's common unit volume-weighted average price is equal to or greater than $4.00 per common unit for 10 consecutive trading days.
In July 2018, Brookfield, through an affiliate, exercised its option to acquire an additional 2% of ownership interests in the Partnership's general partner from an affiliate of Teekay Corporation in exchange for 1.0 million Brookfield Transaction Warrants. As at December 31, 2018, Brookfield and Teekay Corporation held 50.0 million and 15.5 million Brookfield Transaction Warrants, respectively (December 31, 2017 - 51.0 million and 14.5 million, respectively).

Series B and Series A Preferred Units

In April 2015, the Partnership issued 5.0 million 8.50% Series B Preferred Units in a public offering with an aggregate redemption amount of $125.0 million, for net proceeds of $120.8 million. Pursuant to the partnership agreement, distributions on the Series B Preferred Units to preferred unitholders are cumulative from the date of original issue and are payable quarterly in arrears, when, as and if declared by the board of directors of the general partner. At any time on or after April 20, 2020, the Series B Preferred Units may be redeemed by the Partnership at a redemption price of $25.00 per unit plus an amount equal to all accumulated and unpaid distributions to the date of redemption. These units are listed on the New York Stock Exchange.
In April 2013, the Partnership issued 6.0 million 7.25% Series A Preferred Units in a public offering with an aggregate redemption amount of $150.0 million, for net proceeds of $144.8 million. Pursuant to the partnership agreement, distributions on the Series A Preferred Units to preferred unitholders are cumulative from the date of original issue and are payable quarterly in arrears, when, as and if declared by the board of directors of the general partner. At any time on or after April 30, 2018, the Series A Preferred Units may be redeemed by the Partnership at a redemption price of $25.00 per unit plus an amount equal to all accumulated and unpaid distributions to the date of redemption. These units are listed on the New York Stock Exchange.
Net (Loss) Income Per Common Unit

	Year Ended
	December 31, 2018 $	December 31, 2017 $	December 31, 2016 $
Limited partners' interest in net (loss) income	(147,141)	(339,501)	(12,952)
Preferred units - periodic accretion	—	(2,380)	(1,644)
Net gain on repurchase of Series C-1 and Series D Preferred Units	—	19,637	—
Gain on modification of warrants	—	1,495	—
Additional consideration for induced conversion of Series C Preferred Units	—	—	(36,961)
Deemed contribution on exchange of Series C Preferred Units	—	—	20,231
Limited partners' interest in net (loss) income for basic net (loss) income per common unit	(147,141)	(320,749)	(31,326)
Series C-1 Preferred Units - cash distributions	—	12,650	—
Gain on repurchase of Series C-1 Preferred Units	—	(26,994)	—
Limited partners' interest in diluted net (loss) income	(147,141)	(335,093)	(31,326)
Weighted average number of common units	410,261,239	220,755,937	124,747,207
Dilutive effect of Series C-1 Preferred Units and unit based compensation	—	9,184,183	—
Common units and common unit equivalents	410,261,239	229,940,120	124,747,207

Limited partner's interest in net (loss) income per common unit
- basic	(0.36)	(1.45)	(0.25)
- diluted	(0.36)	(1.46)	(0.25)

Limited partners’ interest in net (loss) income per common unit – basic is determined by dividing net (loss) income, after deducting the amount of net (loss) income attributable to the non-controlling interests, the general partner’s interest, the distributions on the Series A, B, and E Preferred Units, for periods prior to their exchange or repurchase, the Series C, C-1 and D Preferred Units, the periodic accretion prior to the repurchase of the Series D Preferred Units, the additional consideration to induce conversion of Series C Preferred Units and deemed contributions on exchange of Series C Preferred Units prior to their repurchase or exchange for Series C-1 Preferred Units or common units, the net gain on the repurchase of the Series C-1 and D Preferred Units and gain on the modification of warrants, by the weighted-average number of common units outstanding during the period. The distributions payable or paid on the preferred units for the year ended December 31, 2018 were $31.5 million (2017 - $42.1 million, 2016 - $45.8 million).

The computation of limited partners’ interest in net income per common unit - diluted assumes the issuance of common units for all potential dilutive securities, consisting of restricted units (see note 17), warrants and, and for periods prior to their exchange or repurchase, Series C, C-1 and D Preferred Units. Consequently, for periods prior to their repurchase, the net income attributable to limited partners’ interest is exclusive of any distributions on the Series C, C-1 and D Preferred Units, the prior periodic accretion of the Series D Preferred Units, the net gain on the repurchase of preferred units, and the gain on the modification of warrants. In addition, the weighted average number of common units outstanding has been increased assuming conversion of the restricted units and exercise of the warrants using the treasury stock method and, for periods prior to the exchange or repurchase, the Series C, C-1 and D Preferred Units having been converted to common units using the if-converted method. The computation of limited partners’ interest in net income per common unit - diluted does not assume the issuance of common units pursuant to the restricted units, warrants and, for periods prior to their exchange or repurchase, Series C, C-1 and D Preferred Units if the effect would be anti-dilutive. In periods where a loss is attributable to common unitholders all restricted units, warrants, the Series C, C-1 and D Preferred Units (for applicable periods) could have been anti-dilutive. In periods where income is allocated to common unitholders, the Series C-1 and D Preferred Units could have been anti-dilutive for periods prior to their exchange or repurchase.

For the year ended December 31, 2018, a total common unit equivalent of 72.3 million warrants and 0.1 million restricted units were excluded from the computation of limited partners’ interest in net loss per common unit - diluted, as their effect was anti-dilutive. For the year ended December 31, 2017, 31.9 million common unit equivalent Series D Preferred Units, 72.3 million common unit equivalent warrants and 0.4 million restricted units were excluded from the computation of limited partners’ interest in net loss per common unit - diluted, as their effect was anti-dilutive. For the year ended December 31, 2016, 40.6 million Series C, C-1 and D Preferred Units, 6.8 million common unit equivalent warrants and 0.4 million restricted units were excluded from the computation of limited partners' interest in net income per unit - diluted, as their effect was anti-dilutive.

The general partner’s and common unitholders’ interests in net (loss) income are calculated as if all net (loss) income was distributed according to the terms of the Partnership’s partnership agreement, regardless of whether those earnings would or could be distributed. The partnership agreement does not provide for the distribution of net (loss) income; rather, it provides for the distribution of available cash, which is a contractually defined term that generally means all cash on hand at the end of each quarter less, among other things, the amount of cash reserves established by the general partner’s board of directors to provide for the proper conduct of the Partnership’s business including reserves for maintenance and replacement capital expenditure, anticipated capital requirements and any accumulated distributions on, or redemptions of, the Series A, Series B and Series E Preferred Units, and for periods prior to their exchange or repurchase, the Series C, C-1 and D Preferred Units. Unlike available cash, net (loss) income is affected by non-cash items such as depreciation and amortization, unrealized gain or loss on derivative instruments and unrealized foreign currency translation gain or loss.
Pursuant to the partnership agreement, allocations to partners are made on a quarterly basis.
Public and Private Offerings of Common Units
The following table summarizes the issuances of common units over the three years ending December 31, 2018:

Date	Offering Type	Number of Common Units Issued	Offering Price	Gross Proceeds (i)	Net Proceeds	Use of Proceeds
				(in millions of U.S. Dollars)
During 2016	Continuous Offering Program	5,525,310	(ii)	31.8	31.0	General corporate purposes
June 2016	Private	21,978,022	$4.55	102.0	99.5	For general corporate purposes, which included funding existing newbuilding installments and capital conversion projects.
During 2016	Payment-in-kind	4,558,624	(iii)	0.5	0.5	(iii)
June 2016	Series C Conversion	8,323,809	(iv)	0.9	0.7	(iv)
During 2017	Payment-in-kind	6,391,087	(iii)	29.8	29.8	(iii)
September 2017	Private	256,000,000	(v)	640.0	628.1	To strengthen the Partnership's capital structure and to fund the Partnership's existing growth projects.

(i)	Including the General Partner’s proportionate capital contribution, where applicable.

(ii)	In June 2016, the Partnership implemented a replacement $100 million continuous offering program.

(iii)
Common units issued as a payment-in-kind for the distributions on the Partnership's Series C-1 and D Preferred Units and on the Partnership's common units and general partner interest held by subsidiaries of Teekay Corporation and payment-in-kind for interest on the 2016 Teekay Corporation Promissory Note (see note 11e).

(iv)
In June 2016, the Partnership and the holders of the Series C Preferred Units exchanged approximately 1.9 million of the Series C Preferred Units for approximately 8.3 million common units of the Partnership. The number of common units issued consisted of the approximately 1.9 million common units that would have been issuable under the original conversion terms of the Series C Preferred Units plus an additional approximately 6.4 million common units to induce the exchange (the Inducement Premium).

(v)
In September 2017, as part of the Brookfield Transaction, the Partnership issued to Brookfield 244.0 million common units and the Brookfield Transaction Warrants to purchase 62.4 million common units, for gross proceeds of $610.0 million. In addition, the Partnership issued to Teekay Corporation 12.0 million common units and the Brookfield Transaction Warrants to purchase 3.1 million common units, for gross proceeds of $30.0 million. The net proceeds are exclusive of expenses allocated to the Brookfield Transaction Warrants of $1.4 million.